Borrowings - Summary of Bank Loans (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.08%
Other loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.43%	0.40%
Other loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.26%	4.00%
Mortgage loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.85%	2.32%
Mortgage loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.40%	4.55%